Other reserves (Details) - USD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020	Apr. 29, 2019
Other reserve transaction details [Abstract]
Reserves balance transferred back to merge reserve		$ 213.7
Amount expected to be settled in qualifying consideration		322.0
Equivalent proportion of merger reserve is realized and transferred to retained earnings		332.0
Amount recognised in hedging reserve in relation to hedging transactions		(34.2)	$ 33.5	$ 1.0
Other Reserves [Member]
Reconciliation of other reserves [Roll forward]
Beginning balance		4,189.3	4,195.2
Hedge accounting		42.2	(41.3)
Current tax movement on hedging		(8.0)	7.8
Transfer to/from merger reserve from/to retained earnings		(108.3)	27.6
Ending balance		4,115.2	4,189.3
Capital Redemption Reserve [Member]
Reconciliation of other reserves [Roll forward]
Beginning balance	[1]	2,485.0	2,485.0
Hedge accounting	[1]	0.0	0.0
Current tax movement on hedging	[1]	0.0	0.0
Transfer to/from merger reserve from/to retained earnings	[1]	0.0	0.0
Ending balance	[1]	2,485.0	2,485.0
Merger Reserve [Member]
Reconciliation of other reserves [Roll forward]
Beginning balance	[2]	1,767.4	1,739.8
Hedge accounting	[2]	0.0	0.0
Current tax movement on hedging	[2]	0.0	0.0
Transfer to/from merger reserve from/to retained earnings	[2]	(108.3)	27.6
Ending balance	[2]	1,659.1	1,767.4
Other reserve transaction details [Abstract]
Amount of transfer to and from merger reserve settled		123.3	337.0
Hedging Reserve [Member]
Reconciliation of other reserves [Roll forward]
Beginning balance	[3]	(63.1)	(29.6)
Hedge accounting	[3]	42.2	(41.3)
Current tax movement on hedging	[3]	(8.0)	7.8
Transfer to/from merger reserve from/to retained earnings	[3]	0.0	0.0
Ending balance	[3]	$ (28.9)	$ (63.1)

[1]	The capital redemption reserve, a non-distributable reserve, was created as a result of Returns of Value in prior periods.
[2]	The merger reserve is an unrealized profit until it can be realized by the settlement of the intercompany loan by qualifying consideration.
[3]	A credit of $34.2 million was recognized in the hedging reserve in relation to hedging transactions entered into in the year ended October 31, 2021 (2020: $33.5 million debit).